Equity (Details) $ / shares in Units, $ in Thousands								3 Months Ended		12 Months Ended
	Feb. 15, 2025 USD ($) $ / shares shares	Jun. 04, 2024 shares	May 30, 2024 USD ($) shares	Nov. 21, 2023 USD ($) $ / shares shares	Oct. 03, 2023 $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Feb. 08, 2023 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 20, 2023 $ / shares
Equity
Proceeds from warrants exercised | $			$ 24							$ 24	$ 4,136
Stock options exercised (in shares)								0	0	0	0
Offering price (in dollars per share) | $ / shares						$ 4,451.5
Warrant exercise price (in dollars per share) | $ / shares						4,451.5
Proceeds from sale and issuance of securities, net | $								$ 4,758			$ 13,438
Common stock, par value (in dollars per share) | $ / shares								$ 0.001		$ 0.001	$ 0.001
Restricted Stock Units
Equity
Restricted stock units								0	0	0
Number of common shares issued to vesting of awards											2
Series C convertible preferred stock
Equity
Preferred stock liquidation preference per share | $ / shares										$ 274.88
Pre funded warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares						$ 4,450
Proceeds from issuance of common stock warrant liabilities | $						$ 2,500
Common warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares												$ 478.5
Common stock warrants with alternative cashless exercise
Equity
Aggregate number of shares issued from exercise of warrants										577
Exercise of pre-funded warrants (in shares)		7,425								1,155
Warrants, cashless exercise provision, shares, multiplier							0.5
Private placement warrants
Equity
Common stock purchased (in shares)						552
Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares						$ 21,750
Amended warrants | Maximum
Equity
Number of shares in exchange of warrant exercise						114
New Unregistered Warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares				$ 333.5								363
Warrants term				6 months
Percentage of common stock issued				200.00%
Warrant expiry term				5 years 6 months
New Unregistered Warrants | Maximum
Equity
Number of shares in exchange of warrant exercise				7,424.16
Existing Warrants
Equity
Proceeds from warrants exercised | $				$ 1,200
Warrant exercise price (in dollars per share) | $ / shares				$ 333.5								$ 363
Number of shares in exchange of warrant exercise				3,713
Public offering
Equity
Number of units issued							880
Offering price (in dollars per share) | $ / shares							$ 11,600
Warrant exercise price (in dollars per share) | $ / shares							$ 11,600
Warrants term							5 years
Gross proceeds from issuance of shares | $										$ 10,200
Public offering | Pre funded warrants
Equity
Number of warrants for each unit							1
Number of securities called by each warrant							1
Public offering | Public warrants
Equity
Number of warrants for each unit							1
Number of securities called by each warrant							1.5
Over-allotment option
Equity
Exercise of pre-funded warrants (in shares)							198
Warrant exercise price (in dollars per share) | $ / shares	$ 145.75					$ 4,901
Common stock purchased (in shares)							132
Number of shares in exchange of warrant exercise	5,150					28	198
Cash fee, as a percentage of gross proceeds	7.00%			6.50%		7.00%
Warrants issued, as a percentage of aggregate common shares	5.00%					5.00%
Registered direct offering | Pre funded warrants
Equity
Number of shares in exchange of warrant exercise						352
Purchase Agreement
Equity
Offering price (in dollars per share) | $ / shares	$ 58.25
Proceeds from sale and issuance of securities, net | $	$ 4,800
Common stock purchased (in shares)	103,005				1,221	201
Sale of stock price per share | $ / shares					$ 478.5
Percentage of cash to be used for prepayment of secured convertible note	50.00%
Common stock, par value (in dollars per share) | $ / shares	$ 0.001				0.001	$ 0.001
Number of trading days after stockholder approval for adjusted exercise price	4 days
Number of trading days prior to stockholders approval for determining the adjustment of exercise price	4 days
Number of trading days after stockholders approval for determining the adjustment of exercise price	4 days
Multiplier for cashless exercise of warrants	1.2
Floor reset exercise price | $ / shares	$ 1.25
Purchase Agreement | Minimum
Equity
Period for expiry after stockholder approval	12 days
Purchase Agreement | Maximum
Equity
Period for expiry after stockholder approval	60 days
Purchase Agreement | Pre funded warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 0.001
Number of shares in exchange of warrant exercise					5,056
Sale of stock price per share | $ / shares					$ 477
Purchase Agreement | Common warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares	$ 145.75				$ 478.5
Number of shares in exchange of warrant exercise	103,005				9,414
Purchase Agreement | Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 478.5
Common stock purchased (in shares)					666
Sale of stock price per share | $ / shares					$ 4,451.5
Purchase Agreement | Amended warrants | One of the investors
Equity
Common stock purchased (in shares)					264
Sale of stock price per share | $ / shares					$ 11,600
Investment in Warrants | New Unregistered Warrants | Maximum
Equity
Beneficial ownership limitation				4.99%
Investment in Warrants | Existing Warrants | Maximum
Equity
Beneficial ownership limitation				9.99%
Common Stock
Equity
Aggregate number of shares issued from exercise of warrants			73
Number of units issued		4,018
Exercise of pre-funded warrants (in shares)								841
Common stock purchased (in shares)											2,239
Common Stock | Public offering
Equity
Number of shares for each unit							1
Common Stock | Public offering | Common stock warrants with alternative cashless exercise
Equity
Number of securities called by each warrant							0.75